CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net income	$ 43,345	$ 27,139	$ 32,619	$ 29,162	$ 21,287
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	1,644	987	1,400	1,138	832
Bad debt expense (recoveries)	(210)	165	240	776	293
Amortization of debt issuance costs	392	166	222	222	127
Provision for obsolete inventory	80	180	471	497	208
Non-cash lease expense	175	168	226	218	209
Non-cash sponsor share transfers	7,216
Non-cash fees under SEPA	108
Share-based compensation expense	80,016
Gain from change in fair value of warrant liability	(4,552)
Gain (loss) from change in fair value of earnout liability	(109,670)
Loss from extinguishment of debt	445
Deferred income taxes	(597)
Changes in operating assets and liabilities:
Accounts receivable	(2,194)	(1,423)	(752)	(1,481)	(714)
Inventory	(646)	(5,298)	(5,762)	(904)	1,299
Other current assets	(3,999)	(1,295)	34	(684)	(604)
Accounts payable	4,476	1,926	1,605	(884)	1,217
Deferred revenue	344	(199)
Deferred revenue			(373)	(877)	175
Accrued expenses	(31,396)	1,303	4,029	(528)	1,247
Operating lease liabilities	(185)	(179)	(239)	(230)	(222)
Net cash (used in) provided by operating activities	(15,208)	23,640	33,720	26,425	25,354
Investing Activities
Purchases of property and equipment	(328)	(774)	(1,448)	(295)	(704)
Purchases of capitalized software	(1,199)	(1,986)	(2,359)	(1,098)	(968)
Net cash used in investing activities	(1,527)	(2,760)	(3,807)	(1,393)	(1,672)
Financing Activities
Proceeds from the Business Combination	12,282
Principal repayments on term loan	(2,813)	(3,750)
Borrowings on term loan	125,000
Extinguishment of Bank of America term loan	(36,250)
Debt issuance costs	(4,036)				(1,108)
Settlement of phantom equity rights	(7,250)
Distributions	(10,610)	(11,403)
Capitalized transaction costs	(8,341)		(3,941)
Proceeds from issuance of shares under SEPA	156
SEPA transaction costs	(702)
Borrowings on line of credit					14,292
Payments on line of credit					(16,908)
Proceeds from Sponsor note					50,000
Payments on note payable			(5,000)	(5,000)	(3,195)
Distributions			(11,402)	(13,319)	(56,634)
Net cash provided by (used in) financing activities	67,436	(15,153)	(20,343)	(18,319)	(13,553)
Effect of exchange rate changes on cash and cash equivalents	(6)	(12)	(12)	9	(9)
Net increase in cash and cash equivalents	50,695	5,715	9,558	6,722	10,120
Cash and cash equivalents at beginning of period	26,766	17,208	17,208	10,486	366
Cash and cash equivalents at end of period	77,461	22,923	26,766	17,208	10,486
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	2,488	1,149	1,462	2,493	1,627
Cash paid for income taxes	111	$ 163	171	189	178
Non-cash investing and financing activities
Capital expenditures and capitalized software included in accounts payable	122
Non-cash SEPA transaction costs	$ 108
Capital expenditures in accounts payable and capital software			$ 282	$ 140	$ 46